Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 424,155,000	$ 276,915,000	$ 302,991,000	$ 173,586,000
Other current assets	10,096,000	10,804,000
Licenses	1,470,769,000	1,452,101,000	1,435,000,000
Property, plant and equipment, net	2,790,302,000	2,574,522,000
Other assets and deferred charges	59,290,000	50,367,000
Liabilities
Customer deposits and deferred revenues	181,355,000	146,428,000
Current liabilities	722,280,000	648,484,000
Capital contributions and advances	15,800,000	1,200,000
Noncontrolling interests with redemption features	1,005,000	855,000
Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	12,086,000	1,673,000
Other current assets	47,000	323,000
Licenses	483,059,000	487,962,000
Property, plant and equipment, net	9,450,000	1,548,000
Other assets and deferred charges	153,000
Total assets	504,795,000	491,506,000
Liabilities
Current liabilities	957,000	95,000
Total liabilities	$ 957,000	$ 95,000
VIE put options	true
Put option exercisable dates	The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively.